UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000
Common Stock, Shares, Outstanding	786,300,000	754,280,000
Common Stock, Shares, Issued	786,300,000	754,280,000	129,980,000